Document and Entity Information	0 Months Ended
Feb. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Feb. 25, 2014
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Feb. 25, 2014
Document Effective Date	Feb. 25, 2014
Prospectus Date	Nov. 28, 2013
Multi Class Prospectus | PACE® International Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PWGAX
Multi Class Prospectus | PACE® International Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PWGCX
Multi Class Prospectus | PACE® International Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PWIYX
Class P Prospectus | PACE® International Equity Investments | Class P
Risk/Return:
Trading Symbol	PCIEX